Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation related to property, plant and equipment	$ 341	$ 309	$ 289
Amortization of capitalized software	252	215	192
Non-cash impairment charge	44	$ 2	15
Dow Jones
Property, Plant and Equipment [Line Items]
Non-cash impairment charge	$ 22		$ 15